Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Income from continuing operations	¥ 252,662	¥ 178,976	¥ 135,735
Other comprehensive income (loss) (note 15)	72,486	252	(20,701)
Total	¥ 325,148	¥ 179,228	¥ 115,034